Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets			$ 58.6	$ 50.8	$ 54.3
Expected aggregate amortization expense of intangible assets for the next five fiscal years:
Fiscal 2019			57.2
Fiscal 2020			55.8
Fiscal 2021			52.5
Fiscal 2022			49.5
Fiscal 2023			$ 48.0
Finite-lived intangible asset, useful life	3 years		15 years
Impairment of intangible assets, finite-lived		$ 75.0	$ 75.0	$ 0.0	$ 0.0
Finite-lived trademarks and tradenames, gross		$ 7.9	$ 7.9